Nature of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accumulated deficit	$ (11,463,337)	$ 11,000,000	$ (11,702,798)